Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	$ 1,527,260
Property, plant and equipment, ending balance	1,929,664	$ 1,527,260
Depreciation for the year	605,424	147,295
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	1,676,910	3,854
Additions	1,016,653	1,673,056
Disposals	(15,208)
Property, plant and equipment, ending balance	2,678,355	1,676,910
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	149,650	2,355
Disposals	(6,383)
Property, plant and equipment, ending balance	748,691	149,650
Depreciation for the year	605,424	147,295
Carrying Amounts
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	1,527,260
Property, plant and equipment, ending balance	1,929,664	1,527,260
Right-of-use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	1,113,445
Property, plant and equipment, ending balance	1,466,395	1,113,445
Right-of-use Assets | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	1,229,376
Additions	759,629	1,229,376
Property, plant and equipment, ending balance	1,989,005	1,229,376
Right-of-use Assets | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	115,931
Property, plant and equipment, ending balance	522,610	115,931
Depreciation for the year	406,679	115,931
Right-of-use Assets | Carrying Amounts
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	1,113,445
Property, plant and equipment, ending balance	1,466,395	1,113,445
Office Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	32,772	3,854
Additions	76,054	28,918
Disposals	(15,208)
Property, plant and equipment, ending balance	93,618	32,772
Office Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	6,670	2,355
Disposals	(6,383)
Property, plant and equipment, ending balance	29,337	6,670
Depreciation for the year	29,050	4,315
Office Equipment | Carrying Amounts
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	26,102
Property, plant and equipment, ending balance	64,281	26,102
Fixtures and Fittings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	258,360
Additions	180,970	258,360
Property, plant and equipment, ending balance	439,330	258,360
Fixtures and Fittings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	3,589
Property, plant and equipment, ending balance	126,363	3,589
Depreciation for the year	122,774	3,589
Fixtures and Fittings | Carrying Amounts
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	254,771
Property, plant and equipment, ending balance	312,967	254,771
Motor Vehicles | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	156,402
Additions		156,402
Property, plant and equipment, ending balance	156,402	156,402
Motor Vehicles | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	23,460
Property, plant and equipment, ending balance	70,381	23,460
Depreciation for the year	46,921	23,460
Motor Vehicles | Carrying Amounts
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, beginning balance	132,942
Property, plant and equipment, ending balance	$ 86,021	$ 132,942